Apex Mid Cap Growth Fund
C/o Bhirud Funds Inc.
1266 East Main Street
Stamford, CT 06902

TEL 203)977-1521
FAX (203)977-1525
harish@bhirud.com

December 8, 2003


To
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Rule 497(j)
     Bhirud Funds Inc - Apex Mid Cap growth Fund
     (File Nos. 33-48013 and 811-06680)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for The Apex Mid Cap Growth Fund, Inc. (the "Fund"), does not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Corporation's Registration Statement on
Form N1-A.  This Amendment was filed electronically on November 25, 2003.


If you have any questions, please do not hesitate to call me at (203) 977-1521.


Very truly yours,

/s/ Suresh L. Bhirud


Suresh L. Bhirud
Chairman